SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - Corrected Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) (unaudited) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Collaboration revenue	$ 9,217	$ 5,090	$ 6,220	$ 6,512	$ 4,293	$ 4,743	$ 11,310	$ 9,036	$ 1,275	$ 20,527	$ 15,548	$ 23,283	$ 23,496
Product revenue										0	0
Total revenues	9,217	5,090	6,220	6,512	4,293	4,743	11,310	9,036	1,275	20,527	15,548	23,283	23,496
Operating expenses:
Cost of product revenue										0	0
Research and development	10,386	8,657	9,710	8,581	6,276	5,545	18,367	11,821	25,005	28,753	20,402	36,763	30,168
Selling, general and administrative	3,299	3,181	3,653	3,783	3,645	4,675	6,834	8,320	13,307	10,133	12,103	13,580	15,227
Total operating expenses	13,685	11,838	13,363	12,364	9,921	10,220	25,201	20,141	123,195	38,886	32,505	50,343	45,395
Loss from operations	(4,468)	(6,748)	(7,143)	(5,852)	(5,628)	(5,477)	(13,891)	(11,105)	(121,920)	(18,359)	(16,957)	(27,060)	(21,899)
Other income, net:
Interest income (expense), net	613	623	232	55	(6)	(20)	855	(26)	3,998	1,468	29	1,995	191
Total other income, net	613	623	232	55	(6)	(20)	855	(26)	3,998	1,468	29	1,995	191
Loss before income tax expense	(3,855)	(6,125)	(6,911)	(5,797)	(5,634)	(5,497)	(13,036)	(11,131)	(117,922)	(16,891)	(16,928)	(25,065)	(21,708)
Income tax expense	32	(40)	9,924	0	0	(12,977)	(40)	0		(8)	0
Net income (loss)	(9,107)	(13,624)	3,013	14,246	(15,759)	(18,474)	(10,611)	(34,233)	(117,520)	(19,718)	(19,987)	(22,931)	(33,584)
Comprehensive Income (Loss)	(9,107)	$ (13,624)	3,013	14,246	$ (15,759)	(18,474)	$ (10,611)	$ (34,233)	$ (117,520)	$ (19,718)	$ (19,987)	$ (22,931)	$ (33,584)
Allocation of earnings to participating securities, Basic	0		(636)	(2,931)		0
Allocation of earnings to participating securities, Diluted	0		(636)	(2,931)		0
Net income (loss) attributable to common stockholders	$ (9,107)		$ 2,377	$ 11,315		$ (18,474)
Basic	$ (2.02)	$ (1.65)	$ 0.6	$ 3.22	$ (2.93)	$ (5.42)	$ (2.51)	$ (9.97)	$ (22.53)	$ (4.56)	$ (5.78)	$ (5.25)	$ (9.61)
Diluted	$ (2.02)	$ (1.65)	$ 0.6	$ 3.22	$ (2.93)	$ (5.42)	$ (2.51)	$ (9.97)	$ (22.53)	$ (4.56)	$ (5.78)	$ (5.25)	$ (9.61)
Shares, Basic	4,514,381	4,505,813	3,932,050	3,510,974	3,456,786	3,406,994	4,220,511	3,432,017	5,215,365	4,319,536	3,458,608	4,371,375	3,492,925
Shares, Diluted	4,514,381	4,505,813	3,932,050	3,510,974	3,456,786	3,406,994	4,220,511	3,432,017	5,215,365	4,319,536	3,458,608	4,371,375	3,492,925
Continuing Operations [Member]
Other income, net:
Loss before income tax expense	$ (3,823)	$ (6,165)		$ (5,797)	$ (5,634)		$ (13,076)	$ (11,131)		$ (16,899)	$ (16,928)
Basic	$ (0.85)	$ (1.37)	$ (1.39)	$ (1.31)	$ (1.63)	$ (1.61)	$ (3.1)	$ (3.24)		$ (3.91)	$ (4.89)
Diluted	$ (0.85)	$ (1.37)	(1.39)	$ (1.31)	$ (1.63)	(1.61)	$ (3.1)	$ (3.24)		$ (3.91)	$ (4.89)
Discontinued Operations [Member]
Other income, net:
Loss before income tax expense	$ (5,284)	$ (7,459)		$ 20,043	$ (10,125)		$ 2,465	$ (23,102)		$ (2,819)	$ (3,059)
Basic	$ (1.17)	$ (3.02)	1.99	$ 4.53	$ (4.56)	(3.81)	$ 0.59	$ (6.73)		$ (0.65)	$ (0.89)
Diluted	$ (1.17)	$ (3.02)	$ 1.99	$ 4.53	$ (4.56)	$ (3.81)	$ 0.59	$ (6.73)		$ (0.65)	$ (0.89)
As Previously Reported
Revenues:
Collaboration revenue	$ 9,217	$ 5,395	$ 5,915	$ 6,512	$ 4,293	$ 4,583	$ 11,310	$ 8,876		$ 20,527	$ 15,388		$ 23,336
Product revenue										0	0
Total revenues	9,217	5,395	5,915	6,512	4,293	4,583	11,310	8,876		20,527	15,388		23,336
Operating expenses:
Cost of product revenue										0	0
Research and development	10,386	8,952	9,415	8,581	6,276	5,545	18,367	11,821		28,753	20,402
Selling, general and administrative	3,299	3,181	3,653	3,783	3,645	4,675	6,834	8,320		10,133	12,103
Total operating expenses	13,685	12,133	13,068	12,364	9,921	10,220	25,201	20,141		38,886	32,505
Loss from operations	(4,468)	(6,738)	(7,153)	(5,852)	(5,628)	(5,637)	(13,891)	(11,265)		(18,359)	(17,117)		(22,059)
Other income, net:
Interest income (expense), net	613	623	232	55	(6)	(20)	855	(26)		1,468	29
Total other income, net	613	623	232	55	(6)	(20)	855	(26)		1,468	29
Loss before income tax expense	(3,855)	(6,115)	(6,921)	(5,797)	(5,634)	(5,657)	(13,036)	(11,291)		(16,891)	(17,088)		(21,868)
Income tax expense	32	(40)	10,130	0	0	(12,624)	(40)	0		(8)	0
Net income (loss)	(8,172)	(12,357)	3,209	14,978	(13,119)	(18,281)	(9,148)	(31,400)		(17,320)	(16,422)		(29,799)
Comprehensive Income (Loss)	(8,172)	$ (12,357)	3,209	14,978	$ (13,119)	(18,281)	$ (9,148)	$ (31,400)		$ (17,320)	$ (16,422)		$ (29,799)
Allocation of earnings to participating securities, Basic	0		(677)	(3,081)		0
Allocation of earnings to participating securities, Diluted	0		(677)	(3,081)		0
Net income (loss) attributable to common stockholders	$ (8,172)		$ 2,532	$ 11,897		$ (18,281)
Basic	$ (1.81)	$ (1.38)	$ 0.64	$ 3.39	$ (2.17)	$ (5.37)	$ (2.17)	$ (9.15)		$ (4.01)	$ (4.75)		$ (8.53)
Diluted	$ (1.81)	$ (1.38)	$ 0.64	$ 3.39	$ (2.17)	$ (5.37)	$ (2.17)	$ (9.15)		$ (4.01)	$ (4.75)		$ (8.53)
Shares, Basic	4,514,381	4,505,813	3,932,050	3,510,974	3,456,786	3,406,994	4,220,511	3,432,017		4,319,536	3,458,608		3,492,925
Shares, Diluted	4,514,381	4,505,813	3,932,050	3,510,974	3,456,786	3,406,994	4,220,511	3,432,017		4,319,536	3,458,608		3,492,925
As Previously Reported | Continuing Operations [Member]
Other income, net:
Loss before income tax expense	$ (3,823)	$ (6,155)		$ (5,797)	$ (5,634)		$ (13,076)	$ (11,291)		$ (16,899)	$ (17,088)
Basic	$ (0.85)	$ (1.37)	$ (1.39)	$ (1.31)	$ (1.63)	$ (1.66)	$ (3.1)	$ (3.29)		$ (3.91)	$ (4.94)
Diluted	$ (0.85)	$ (1.37)	(1.39)	$ (1.31)	$ (1.63)	(1.66)	$ (3.1)	$ (3.29)		$ (3.91)	$ (4.94)
As Previously Reported | Discontinued Operations [Member]
Other income, net:
Loss before income tax expense	$ (4,349)	$ (6,202)		$ 20,775	$ (7,485)		$ 3,928	$ (20,109)		$ (421)	$ 666
Basic	$ (0.96)	$ (2.75)	2.03	$ 4.7	$ (3.8)	(3.71)	$ 0.93	$ (5.86)		$ (0.1)	$ 0.19
Diluted	$ (0.96)	$ (2.75)	$ 2.03	$ 4.7	$ (3.8)	$ (3.71)	$ 0.93	$ (5.86)		$ (0.1)	$ 0.19
Restatement Adjustment
Revenues:
Collaboration revenue	$ 0	$ (305)	$ 305	$ 0	$ 0	$ 160	$ 0	$ 160		$ 0	$ 160		$ 160
Product revenue										0	0
Total revenues	0	(305)	305	0	0	160	0	160		0	160		160
Operating expenses:
Cost of product revenue										0	0
Research and development	0	(295)	295	0	0	0	0	0		0	0
Selling, general and administrative	0	0	0	0	0	0	0	0		0	0
Total operating expenses	0	(295)	295	0	0	0	0	0		0	0
Loss from operations	0	(10)	10	0	0	160	0	160		0	160		160
Other income, net:
Interest income (expense), net	0	0	0	0	0	0	0	0		0	0
Total other income, net	0	0	0	0	0	0	0	0		0	0
Loss before income tax expense	0	(10)	10	0	0	160	0	160		0	160		160
Income tax expense	0	0	(206)	0	0	(353)	0	0		0	0
Net income (loss)	(935)	(1,267)	(196)	(732)	(2,640)	(193)	(1,463)	(2,833)		(2,398)	(3,565)		(3,785)
Comprehensive Income (Loss)	(935)	(1,267)	(196)	(732)	(2,640)	(193)	(1,463)	(2,833)		(2,398)	(3,565)		$ (3,785)
Allocation of earnings to participating securities, Basic	0		41	150		0
Allocation of earnings to participating securities, Diluted	0		41	150		0
Net income (loss) attributable to common stockholders	(935)		$ (155)	(582)		$ (193)
Restatement Adjustment | Continuing Operations [Member]
Other income, net:
Loss before income tax expense		(10)			0		0	160			160
Restatement Adjustment | Discontinued Operations [Member]
Other income, net:
Loss before income tax expense	$ (935)	$ (1,257)		$ (732)	$ (2,640)		$ (1,463)	$ (2,993)		$ (2,398)	$ (3,725)